Equity-Based Compensation - Schedule of Employee Stock Performance Activity (2.75x Performance Restricted Omni Bus Shares) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares	0
Forfeited shares	0
Outstanding shares, Ending balance	0
2013 Omnibus Incentive Plan [Member] | 2.75x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding shares, Beginning balance
Granted shares	163,310
Vested shares
Forfeited shares
Outstanding shares, Ending balance	163,310
Weighted average fair value of outstanding unvested units/shares, Beginning balance (in USD per share/unit)
Granted (in USD per share/unit)	$ 23.05
Vested (in USD per share/unit)
Forfeited (in USD per share/unit)
Weighted average fair value of outstanding unvested shares of stock, Ending balance (in USD per share/unit)	$ 23.05